Employees' Retirement Benefits (Schedule Of Projected Benefit Obligation And Fair Value Of Plan Assets In Plans With Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Projected benefit obligation	¥ 2,012,842	¥ 2,037,514
Fair value of plan assets	¥ 1,125,027	¥ 1,072,776